PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

9. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2018	2017
	(In millions)
Computer software and development	$331.9	$300.1
Furniture and equipment	166.4	153.3
Land, buildings and leasehold improvements	128.1	116.1
Construction in progress	22.7	31.4
Total	649.1	600.9
Accumulated depreciation and amortization	(360.9)	(323.0)
Property and equipment, net	$288.2	$277.9

Depreciation expense totaled $41.2 million, $40.8 million and $36.6 million for the years ended December 31, 2018, 2017 and 2016, respectively, and includes purchased software. Amortization expense on capitalized software totaled $39.5 million, $32.9 million and $30.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018 and 2017, the net amount of unamortized capitalized software costs included in the consolidated balance sheets was $87.5 million and $79.2 million, respectively.